FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2017
FINANCIAL EXPENSES
FINANCIAL EXPENSES

4.FINANCIAL EXPENSES

	2017	2016	2015

Interest on long-term debt	$274.7	$288.0	$287.3
Amortization of financing costs and long-term debt discount	6.9	7.0	7.1
Interest on net defined benefit liability	5.8	6.7	5.4
(Gain) loss on foreign currency translation on short-term monetary items	(2.0)	0.5	6.4
Other	(2.0)	0.7	3.0

	$283.4	$302.9	$309.2